Accounts Payable and Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Trade payables	$ 1,715	$ 3,033
Machinery and equipment payables	2,220	2,050
Accrued expenses	9,647	8,330
Value added tax payable	260	200
Other tax payable	183	171
Withholding tax payable	238	338
Bonus and benefit payables	5,231	5,626
Other payables	3,030	2,790
Total	$ 22,524	$ 22,538